SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 11 - SUBSEQUENT EVENTS

In October 2016, the Company issued 1,217,981 unregistered common shares to Scenic City F-10 VIII, Inc. incident to its exercise of an option described in the foregoing Note 6.

On October 26, 2016 the Company sold and issued a total of 100,000 unregistered common shares to two accredited investors at $.30 per share.

On November 16, 2016 the Company sold and issued a total of 666,667 unregistered common shares to an accredited investor at $.30 per share.

The Company follows the guidance in Section 855-10-50 of the FASB Accounting Standards Codification for the disclosure of subsequent events. The Company plans to evaluate subsequent events through the date when the financial statements were issued. Pursuant to ASU 2010-09 of the FASB Accounting Standards Codification, the Company as an eventual SEC filer, considers its financial statements issued when they are widely distributed to users, such as through filing them on EDGAR.

Subsequent to December 31, 2015, through April 15, 2016, the Company sold shares of its common stock resulting in proceeds of $620,000 used for general working capital purposes.